Accounts payable	12 Months Ended
Dec. 31, 2020
Accounts Payable [Abstract]
Accounts payable

The accounts payable balance consisted of the following:

	As at December 31,	As at December 31,
USD'000	2020	2019
Trade creditors	4,608	5,482
Factors or other financial institutions for borrowings	178	888
Accounts payable to Board Members	1,580	117
Accounts payable to other related parties	172	2
Accounts payable to underwriters, promoters, and employees	2,985	2,229
Other accounts payable	3,576	1,995
Total accounts payable	13,099	10,713

As at December 31, 2020, accounts payable to Board Members are made up of accrued salaries and bonus of CHF 1,397,135 (USD 1,579,945) payable to Carlos Moreira (see Note 39 for detail).

As at December 31, 2020, accounts payable to other related parties are made up of a CHF 151,992 (USD 171,879) payable to OISTE (see Note 39 for detail).

Accounts payable to employees consist primarily of holiday, bonus and 13th month accruals across WISeKey. As at December 31, 2020, Accounts payable to underwriters, promoters, and employees.

Other accounts payable are mostly amounts due or accrued for professional services (e.g. legal, accountancy, and audit services) and accruals of social charges in relation to the accrued liability to employees.